SCHEDULE OF EFFECTIVE INCOME TAX RATES RECONCILIATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax benefit at U.S. statutory rate					$ (1,021,163)	$ 143,216
State taxes, net of federal benefit					(260,154)	35,189
Change in fair value of convertible bridge notes and derivatives					792,877	222,129
Other permanent differences					60,941	37,509
Change in valuation allowance					427,499	(438,042)
Income Tax Expense (Benefit)